Note 3 - Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
3.
  Fair Value Measurements
Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These levels are:

•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•
Level
2
– inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not
active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies and commodities.

•
Level
3
– inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
We have segregated our financial assets and liabilities that are measured at fair value on a recurring into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.

At
March 31, 2019
and
December 31, 2018,
we had certain common stock purchase warrants that were originally issued in connection with our
May 2016
and
August 2017
offerings (See Note
4
) that are accounted for as liabilities whose fair value was determined using Level
3
inputs. The following table identifies the carrying amounts of such liabilities:

	Level 1	Level 2	Level 3	Total
Liabilities
Liability classified stock purchase warrants	$-	$-	$583,734	$583,734
Balance at December 31, 2018	$-	$-	$583,734	$583,734

Liability classified stock purchase warrants	$-	$-	$923,849	$923,849
Balance at March 31, 2019	$-	$-	$923,849	$923,849

The following table presents the activity for those items measured at fair value on a recurring basis using Level
3
inputs for the
three
months ended
March 31, 2019:

Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2018	$583,734
Change in fair value - loss	340,115
Balance at March 31, 2019	$923,849

The following table presents the activity for those items measured at fair value on a recurring basis using Level
3
inputs for the
three
months ended
March 31, 2018:

Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2017	$3,852,882
Change in fair value - gain	(190,219)
Balance at March 31, 2018	$3,662,663

The (gains) losses resulting from the changes in the fair value of the liability classified warrants are classified as other income or expense in the accompanying unaudited condensed consolidated statements of operations. The fair value of the common stock purchase warrants is determined based on the Black-Scholes option pricing model or other option pricing models as appropriate and includes the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may
change the embedded conversion options’ fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in these unobservable inputs generally result in decreases in fair value.

Note
3.
 Fair Value Measurements
Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These levels are:

•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•
Level
2
– inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not
active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies and commodities.

•
Level
3
– inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
We have segregated our financial assets and liabilities that are measured at fair value on a recurring into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.

At
December 31, 2018
and
December 31, 2017,
we had certain common stock purchase warrants that were originally issued in connection with our
May 2016
and
August 2017
capital raises (See Note
4
) that are accounted for as liabilities whose fair value was determined using Level
3
inputs. The following table identifies the carrying amounts of such liabilities:

	Level 1	Level 2	Level 3	Total
Liabilities
Liability classified stock purchase warrants	$-	$-	$3,852,882	$3,852,882
Balance at December 31, 2017	$-	$-	$3,852,882	$3,852,882

Liability classified stock purchase warrants	$-	$-	$583,734	$583,734
Balance at December 31, 2018	$-	$-	$583,734	$583,734

The following table presents the activity for those items measured at fair value on a recurring basis using Level
3
inputs for the year ended
December 31, 2018:

Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2017	$3,852,882
Change in fair value - gain	(3,269,148)
Balance at December 31, 2018	$583,734

The following table presents the activity for those items measured at fair value on a recurring basis using Level
3
inputs for the year ended
December 31, 2017:

Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2016	$3,921,917
Issuance of warrants	2,483,848
Exercise of warrants	(4,023,057)
Change in fair value - loss	1,470,174
Balance at December 31, 2017	$3,852,882

The (gains) losses resulting from the changes in the fair value of the liability classified warrants are classified as other income or expense in the accompanying consolidated statements of operations. The fair value of the common stock purchase warrants is determined based on the Black-Scholes option pricing model or other option pricing models as appropriate and includes the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may
change the embedded conversion options’ fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in these unobservable inputs generally result in decreases in fair value.